Concentration of risk	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Concentration of risk
Concentration of risk

Note 13 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately $77,000). As of December 31, 2020 and June 30, 2020, cash balance of $138,929 and $1,366,796, respectively, were deposited with financial institutions located in China, of which $0 and $968,840, respectively, were subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2020 and June 30, 2020, cash balance of $5,040 and $5,254, respectively, were maintained at financial institutions in Hong Kong, and were not subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of December 31, 2020 and June 30, 2020, cash balance of $2,119 and $163,640, respectively, were deposited with financial institutions located in US and were not subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company is also exposed to risk from its accounts receivable, other receivables and prepayments. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

As of December 31, 2020, the Company had working capital of approximately $23.3 million. The Company had accounts receivable of approximately $66.9 million, most of them are short-term in nature and can be collected back within the Company's operating cycle to be used to support its working capital requirements. The Company believes the components of its current working capital is sufficient to support its operations for the next twelve months from the date of this report. If the Company is unable to realize its current assets within the normal operating cycle of a twelve-month period, the Company may have to consider supplementing its available sources of funds through obtaining additional loans.

Customer concentration risk

For the six months ended December 31, 2020, no customer accounted for more than 10% of the Company’s total revenues. For the six months ended December 31, 2019, one customer accounted for 10.8% of the Company’s total revenues.

As of December 31, 2020 and June 30, 2020, no customer accounted for more than 10% of the total balance of accounts receivable.

Vendor concentration risk

For the six months ended December 31, 2020, two vendors accounted for 43.6% and 11.6% of the Company's total purchases. For the six months ended December 31, 2019, four vendors accounted for 31.8%, 21.6%, 16.3% and 15.7% of the Company’s total purchases.

As of December 31, 2020, two vendors accounted for 32.0% and 24.1% of the total balance of accounts payable. As of June 30, 2020, four vendors accounted for 30.2%, 20.2%, 13.6% and 10.5% of the total balance of accounts payable.

Note 13 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately $71,000). As of June 30, 2020 and 2019, cash balance of $1,366,796 and $78,918, respectively, were deposited with financial institutions located in China, of which $968,840 and $0, respectively, were subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2020 and 2019, cash balance of $5,254 and $2,683,514, respectively, were maintained at financial institutions in Hong Kong, and $0 and $2,619,520 were subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of June 30, 2020 and 2019, cash balance of $163,640 and $0, respectively, were deposited with financial institutions located in US and was not subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company is also exposed to risk from its accounts receivable, other receivables and prepayments. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

As of June 30, 2020, the Company had working capital of approximately $17.5 million. The Company had accounts receivable of approximately $40.6 million, most of them are short-term in nature and can be collected back within the Company's operating cycle to be used to support its working capital requirements. The Company believes the components of its current working capital is sufficient to support its operations for the next twelve months from the date of this report. If the Company is unable to realize its current assets within the normal operating cycle of a twelve-month period, the Company may have to consider supplementing its available sources of funds through obtaining additional loans.

Customer concentration risk

For the years ended June 30, 2020, 2019 and 2018, no customer accounted for more than 10%of the Company’s total revenues.

As of June 30, 2020 and 2019, no customer accounted for more than 10%of the total balance of accounts receivable.

Vendor concentration risk

For the year ended June 30, 2020, five vendors accounted for 19.6%, 17.4%, 16.4%, 15.8% and 14.0% of the Company's total purchases. For the year ended June 30, 2019, four vendors accounted for 29.8%, 17.6%, 16.8% and 16.5% of the Company’s total purchases. For the year ended June 30, 2018, four vendors accounted for 29.0%, 24.5%, 21.2% and 12.8% of the Company’s total purchases.

As of June 30, 2020, four vendors accounted for 30.2%, 20.2%, 13.6% and 10.5% of the total balance of accounts payable. As of June 30, 2019, four vendors accounted for 25.3%, 23.0%, 16.0% and 12.3% of the total balance of accounts payable.